Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Components of Loss from Discontinued Operations

The key components of loss from discontinued operations consist of the following (in thousands):

	Years Ended December 31,
	2013	2012	2011
Net revenues	$20,605	$22,239	$25,071
Discontinued operations:
Loss from discontinued operations before income taxes	(15,790)	(25,239)	(1,672)
Income tax (provision) benefit	(8)	1,070	(181)
Loss from discontinued operations, net of income taxes	(15,798)	(24,169)	(1,853)
Gain on sale of discontinued operations, net of income taxes of nil	4,821	-	-
Net loss from discontinued operations, net of income taxes	$(10,977)	$(24,169)	$(1,853)

Schedule of Assets and Liabilities of Discontinued Operations

The following table summarizes the assets and liabilities of discontinued operations (in thousands):

	December 31, 2013	December 31, 2012
Assets:
Cash and cash equivalents	$16	$1,269
Accounts receivable, net	787	3,419
Inventories	471	1,283
Other current assets	27	619
Property and equipment	13	3,003
Goodwill	1,310	20,606
Intangible assets	-	206
Total assets of discontinued operations	$2,624	$30,405
Liabilities:
Accounts payable	418	3,121
Liability for consumer cards	-	5,811
Liability to related party	-	454
Deferred revenue	966	2,202
Accrued expenses and other liabilities	246	3,203
Financial liabilities	-	5,318
Other long-term liabilities	-	1,304
Total liabilities of discontinued operations	$1,630	$21,413